UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Semiannual Report

November 30, 2020

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Muni Recovery Continued

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from the Federal Reserve and the federal government in March and April, municipal bonds (munis) rebounded quickly. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the summer recovery.

Nevertheless, headwinds lingered. Congress remained deadlocked on a second fiscal aid package to individuals and state and local governments facing budget shortfalls from the pandemic. Also, COVID-19 infection rates surged late in the period, prompting new lockdowns that threatened the economic recovery. The November 3 election triggered legal challenges from President Donald Trump and a runoff election for Georgia's two U.S. Senate seats. Given these events, the balance of power in Washington, D.C., along with tax and other policy priorities, remained uncertain at period-end.

Overall, munis delivered solid gains for the period. High-yield munis significantly outperformed investment-grade munis, as riskier assets regained favor during the period. Additionally, the broad asset class outperformed the Treasury market, which declined slightly.

Science Helps Steer the Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. The first COVID-19 vaccine is now approved and in limited distribution, and medical professionals continue to develop better treatment protocols. Until the vaccine is widely available, investors likely will face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	18.0 years
Average Duration (Modified)	5.4 years

Top Five States and Territories	% of net assets
New York	10.8%
Illinois	8.9%
Texas	7.4%
Arizona	6.3%
Florida	6.2%

Top Five Sectors	% of fund investments
Retirement Community	16%
Special Tax	16%
Charter School	10%
General Obligation (GO) – Local	9%
Corporate Municipal	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	96.1%
Exchange-Traded Funds	1.7%
Affiliated Funds	1.4%
Other Assets and Liabilities	0.8%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During Period(1) 6/1/20 - 11/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,082.60	$3.08	0.59%
I Class	$1,000	$1,083.70	$2.04	0.39%
Y Class	$1,000	$1,083.80	$1.88	0.36%
A Class	$1,000	$1,081.30	$4.38	0.84%
C Class	$1,000	$1,077.20	$8.28	1.59%
Hypothetical
Investor Class	$1,000	$1,022.11	$2.99	0.59%
I Class	$1,000	$1,023.11	$1.98	0.39%
Y Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,020.86	$4.26	0.84%
C Class	$1,000	$1,017.10	$8.04	1.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.1%
Alabama — 1.1%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,358,700
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,563,700
		7,922,400
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,512,650
Arizona — 6.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,277,489
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,851,411
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,220,160
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	7,079,310
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,402,650
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,628,368
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,070,850
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	863,117
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,614,810
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,614,150
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,273,160
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	540,075
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,028,320
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,027,540
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,023,600
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	553,910
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,091,220
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,150,740
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,347,101
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,346,107
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,727,977
6

	Principal Amount	Value
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	$152,000	$152,103
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	122,000	122,039
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,009,230
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	840,080
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,500,000	4,673,520
		47,529,037
Arkansas — 0.1%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.11%, 12/1/20 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
California — 2.4%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	432,744
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	295,818
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,321,520
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	1,000,000	184,090
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	558,650
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	553,825
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,097,150
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	573,110
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	582,210
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,037,000
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	1,071,150
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	2,790,921
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, (University of California Hastings College of the Law), 0.00%, 7/1/61(1)	7,660,000	3,090,963
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,592,955
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	1,002,120
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,760
		17,689,986
Colorado — 3.1%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,029,030
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,049,680
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	482,000	497,988
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	551,198
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,265,811
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,043,690
7

	Principal Amount	Value
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	$1,000,000	$1,031,330
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	523,105
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,444,002
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,012,613
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,562,137
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	307,000	308,664
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,295,812
One Horse Business Improvement District Rev., 6.00%, 6/1/24	750,000	751,283
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,003,380
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	543,645
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,069,320
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,850,250
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,515,944
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	318,180
		23,667,062
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	4,052,100
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	750,000	757,057
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,124,560
		6,933,717
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,102,150
District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	2,090,400
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,375,750
		5,466,150
Florida — 6.2%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,155,668
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	268,535
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/50(1)	1,000,000	1,066,230
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/55(1)	1,005,000	1,068,938
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	750,485
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	2,010,994
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	2,939,571
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,493,568
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,366,034
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	848,224
8

	Principal Amount	Value
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	$850,000	$898,085
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,136,150
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,426,913
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,031,795
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,224,020
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,509,761
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,887,280
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	2,857,080
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	1,881,360
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,403,544
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,733,475
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	410,000	451,004
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,925,000	2,036,996
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,645,000	2,881,410
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	2,000,000	2,089,720
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,074,940
		46,491,780
Georgia — 2.9%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,408,300
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,331,131
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,036,120
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,039,120
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	5,023,518
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,579,005
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,634,985
		22,052,179
Guam — 0.1%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,000,000
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,433,170
Illinois — 8.9%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,395,067
Chicago GO, 5.00%, 1/1/28	2,000,000	2,220,320
Chicago GO, 5.00%, 1/1/29	2,000,000	2,233,040
9

	Principal Amount	Value
Chicago GO, 5.625%, 1/1/29	$2,500,000	$2,816,625
Chicago GO, 5.50%, 1/1/39	2,000,000	2,132,060
Chicago GO, 5.00%, 1/1/40	2,500,000	2,501,700
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,853,226
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,639,475
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,179,040
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,392,566
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,800,896
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,211,652
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,709,552
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,818,325
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,172,020
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,063,940
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,544,000
Northern Illinois University Rev., 4.00%, 4/1/38 (BAM)	1,150,000	1,312,391
Northern Illinois University Rev., 4.00%, 4/1/41 (BAM)	750,000	849,173
State of Illinois GO, 5.00%, 10/1/25	3,000,000	3,286,740
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,295,290
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,099,990
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,326,100
State of Illinois GO, 5.00%, 10/1/33	900,000	983,934
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,139,060
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,045,120
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,108,960
State of Illinois GO, 5.50%, 5/1/39	985,000	1,111,770
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,728,392
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,027,400
		66,997,824
Indiana — 0.3%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.10%, 12/1/20 (LOC: Barclays Bank plc)	1,885,000	1,885,000
Iowa — 1.2%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.09%, 12/1/20 (LOC: TD Bank N.A.)	1,100,000	1,100,000
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,046,907
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,510,320
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,014,960
		8,672,187
Kansas — 0.9%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	5,950,000	5,897,164
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	500,000	509,385
		6,406,549
Kentucky — 2.3%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,490,794
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,415,410
10

	Principal Amount	Value
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	$7,500,000	$8,545,800
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,223,590
		17,675,594
Louisiana — 1.7%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.12%, 12/1/20	1,850,000	1,850,000
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.12%, 12/1/20	600,000	600,000
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,783,963
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,499,488
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,101,380
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,137,049
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,532,520
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,092,790
		12,597,190
Maryland — 1.2%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,565,715
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,587,474
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,133,480
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,174,410
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,551,255
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,139,480
		9,151,814
Massachusetts — 0.2%
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	1,158,650
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,690,075
Detroit GO, 5.50%, 4/1/45	1,540,000	1,785,584
Detroit GO, 5.50%, 4/1/50	1,820,000	2,100,953
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,674,475
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,005,220
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,796,690
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,212,209
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	599,685
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(2)	1,500,000	179,865
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,690,320
		22,735,076
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,051,948
Mississippi — 0.3%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.12%, 12/1/20 (GA: Chevron Corp.)	100,000	100,000
11

	Principal Amount	Value
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	$800,000	$1,010,616
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,071,629
		2,182,245
Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	2,000,040
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,257,562
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,215,600
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,785,564
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,076,930
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,435,050
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,640,932
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,030,460
		19,442,138
Nevada — 2.9%
Clark County Special Assessment, 5.00%, 8/1/30	1,370,000	1,470,462
Clark County Special Assessment, 5.00%, 8/1/32	355,000	378,348
Clark County Special Assessment, 5.00%, 8/1/35	650,000	690,190
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,102,085
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	640,000	645,133
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	975,000	1,041,622
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	868,700
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	374,728
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,085,640
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,501,150
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	624,774
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	745,000	784,828
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	631,746
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	995,000	1,040,670
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,000,000	1,299,330
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,288,950
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,981,790
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,705,550
		21,515,696
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,706,850
12

	Principal Amount	Value
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	$1,625,000	$1,770,210
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,166,106
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	760,308
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,455,100
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,521,700
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,778,900
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,103,985
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,413,760
		26,676,919
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	536,395
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	477,396
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,265,484
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	787,576
		3,066,851
New York — 10.8%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,602,885
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	797,033
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,056,780
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	692,350
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	546,090
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,081,210
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,079,030
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,711,722
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	2,865,000	3,046,440
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,870,450
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,844,300
New York City GO, 5.00%, 4/1/45	10,000,000	12,094,400
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	400,000	400,000
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	600,000	600,000
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	1,100,000	1,100,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,048,790
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	1,300,000	1,300,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.12%, 12/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
13

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.11%, 12/1/20 (SBBPA: Mizuho Bank Ltd.)	$1,200,000	$1,200,000
New York City Water & Sewer System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	300,000	300,000
New York City Water & Sewer System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Bank of Montreal)	1,300,000	1,300,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,436,235
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,042,890
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(3)	5,000	6,685
New York State Dormitory Authority Rev., 5.00%, 3/15/48	9,995,000	12,401,396
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,219,990
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/45	6,260,000	7,728,846
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	9,500,000	10,561,815
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	359,430
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	704,429
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	509,966
		81,043,162
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	596,494
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,055,860
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,197,730
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,606,860
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,564,560
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	628,245
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	290,822
		8,940,571
Ohio — 5.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	18,000,000	20,243,160
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)	15,000,000	2,235,300
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,513,379
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,680,225
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,324,720
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,494,850
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,593,700
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,229,830
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,097,720
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,100,200
14

	Principal Amount	Value
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	$1,900,000	$1,965,778
		42,478,862
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,017,780
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	267,353
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,062,880
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,599,165
		4,947,178
Pennsylvania — 5.8%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,228,381
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,428,938
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	3,019,650
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	536,482
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	1,066,107
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,641,345
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,843,370
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,227,353
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	3,066,750
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,648,700
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,065,680
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,351,812
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	9,380,420
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	977,670
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,683,060
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,724,310
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	405,000	423,999
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,150,680
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)(4)	1,000,000	1,128,710
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,987,500
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,025,580
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,060,542
		43,667,039
15

	Principal Amount	Value
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	$2,125,000	$2,182,630
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,083,860
		3,266,490
South Carolina — 0.6%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,550,880
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	1,062,320
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	610,635
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,030,020
		4,253,855
Tennessee — 1.2%
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,464,080
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	532,845
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,314,660
		9,311,585
Texas — 7.4%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	705,999
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,334,182
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,061,460
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,083,040
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.11%, 12/1/20 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,459,415
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,868,265
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,655,150
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,583,007
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,732,248
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,375,859
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,495,549
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	994,350
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,253,650
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,115,027
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	567,794
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	2,728,082
16

	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	$290,000	$302,293
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	408,233
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,342,796
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	1,013,390
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,069,600
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,059,523
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,043,230
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,422,659
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	5,036,400
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,366,880
		55,578,081
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,025,040
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,501,250
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,761,550
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	832,703
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,352,504
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	984,390
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,116,040
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,374,897
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,222,959
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,005,050
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,030,940
		17,207,323
Washington — 3.2%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	7,610,000	10,488,026
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	795,000	813,436
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	280,000	277,427
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	854,759
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,923,826
17

	Principal Amount/Shares	Value
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	$7,200,000	$7,225,056
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,143,360
		23,725,890
Wisconsin — 2.0%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,075,450
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,688,589
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	762,167
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,085,010
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,464,359
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	542,438
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	473,491
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,058,300
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,069,140
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,841,575
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,030,100
		15,090,619
Wyoming†
Sublette County Rev., VRDN, 0.12%, 12/1/20	200,000	200,000
TOTAL MUNICIPAL SECURITIES (Cost $688,703,105)		722,626,617
EXCHANGE-TRADED FUNDS — 1.7%
VanEck Vectors High-Yield Municipal Index ETF (Cost $12,891,955)	215,200	13,105,680
AFFILIATED FUNDS(5) — 1.4%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,640,441
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $711,729,353)		746,372,738
OTHER ASSETS AND LIABILITIES — 0.8%		5,651,824
TOTAL NET ASSETS — 100.0%		$752,024,562

18

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $145,766,992, which represented 19.4% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
19

Statement of Assets and Liabilities

NOVEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $701,595,060)	$735,732,297
Investment securities - affiliated, at value (cost of $10,134,293)	10,640,441
Total investment securities, at value (cost of $711,729,353)	746,372,738
Cash	89,574
Receivable for investments sold	277,600
Receivable for capital shares sold	534,825
Interest and dividends receivable	9,424,047
756,698,784

Liabilities
Payable for investments purchased	3,059,120
Payable for capital shares redeemed	1,088,041
Accrued management fees	287,362
Distribution and service fees payable	13,968
Dividends payable	225,731
4,674,222

Net Assets	$752,024,562

Net Assets Consist of:
Capital paid in	$717,413,275
Distributable earnings	34,611,287
$752,024,562

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$297,896,424	29,955,846	$9.94
I Class	$363,949,996	36,599,807	$9.94
Y Class	$45,955,817	4,623,114	$9.94
A Class	$36,057,486	3,626,380	$9.94*
C Class	$8,164,839	821,454	$9.94
*Maximum offering price $10.41 (net asset value divided by 0.955).

See Notes to Financial Statements.
20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,266,472
Dividends (including $116,740 from affiliated funds)	287,208
14,553,680
Expenses:
Management fees	1,733,324
Distribution and service fees:
A Class	44,542
C Class	45,334
Trustees' fees and expenses	26,236
Other expenses	1,273
1,850,709
Fees waived(1)	(15,196)
1,835,513

Net investment income (loss)	12,718,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,300,443
Change in net unrealized appreciation (depreciation) on investments (including $438,730 from affiliated funds)	42,788,722

Net realized and unrealized gain (loss)	44,089,165

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,807,332

(1)Amount consists of $6,015, $7,360, $880, $750 and $191 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MAY 31, 2020
Increase (Decrease) in Net Assets	November 30, 2020	May 31, 2020
Operations
Net investment income (loss)	$12,718,167	$25,716,750
Net realized gain (loss)	1,300,443	1,699,477
Change in net unrealized appreciation (depreciation)	42,788,722	(42,684,974)
Net increase (decrease) in net assets resulting from operations	56,807,332	(15,268,747)

Distributions to Shareholders
From earnings:
Investor Class	(4,911,663)	(11,338,625)
I Class	(6,360,766)	(13,589,468)
Y Class	(766,559)	(1,473,433)
A Class	(568,297)	(1,298,303)
C Class	(110,824)	(329,389)
Decrease in net assets from distributions	(12,718,109)	(28,029,218)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,036,282	(2,268,280)

Net increase (decrease) in net assets	82,125,505	(45,566,245)

Net Assets
Beginning of period	669,899,057	715,465,302
End of period	$752,024,562	$669,899,057

See Notes to Financial Statements.
22

Notes to Financial Statements

NOVEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
23

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

24

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended November 30, 2020 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%	0.58%
I Class		0.0500% to 0.1100%	0.39%	0.38%
Y Class		0.0200% to 0.0800%	0.36%	0.35%
A Class		0.2500% to 0.3100%	0.59%	0.58%
C Class		0.2500% to 0.3100%	0.59%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $42,620,000 and $21,400,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2020 were $256,347,125 and $207,494,236, respectively.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2020		Year ended May 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,727,999	$46,061,716	12,875,134	$127,505,706
Issued in reinvestment of distributions	436,730	4,278,724	1,017,276	10,010,143
Redeemed	(3,901,017)	(38,082,726)	(14,546,468)	(139,837,689)
	1,263,712	12,257,714	(654,058)	(2,321,840)
I Class
Sold	6,540,826	63,600,778	15,621,866	152,009,996
Issued in reinvestment of distributions	602,994	5,906,173	1,310,975	12,894,499
Redeemed	(4,886,201)	(47,534,424)	(17,522,373)	(169,513,702)
	2,257,619	21,972,527	(589,532)	(4,609,207)
Y Class
Sold	1,147,495	11,189,784	2,088,916	20,522,909
Issued in reinvestment of distributions	78,219	766,385	149,369	1,466,779
Redeemed	(506,611)	(4,931,336)	(1,578,716)	(14,995,547)
	719,103	7,024,833	659,569	6,994,141
A Class
Sold	297,848	2,908,847	617,221	6,195,238
Issued in reinvestment of distributions	50,656	496,133	110,943	1,089,911
Redeemed	(344,901)	(3,362,190)	(838,588)	(8,238,162)
	3,603	42,790	(110,424)	(953,013)
C Class
Sold	16,479	160,619	173,852	1,723,151
Issued in reinvestment of distributions	9,926	97,165	26,038	255,825
Redeemed	(361,675)	(3,519,366)	(344,183)	(3,357,337)
	(335,270)	(3,261,582)	(144,293)	(1,378,361)
Net increase (decrease)	3,908,767	$38,036,282	(838,738)	$(2,268,280)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,202	—	—	$438	$10,640	196	—	$117
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

26

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$722,626,617	—
Exchange-Traded Funds	$13,105,680	—	—
Affiliated Funds	10,640,441	—	—
	$23,746,121	$722,626,617	—

9. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$711,729,353
Gross tax appreciation of investments	$38,029,558
Gross tax depreciation of investments	(3,386,173)
Net tax appreciation (depreciation) of investments	$34,643,385

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.34	0.17	0.60	0.77	(0.17)	—	(0.17)	$9.94	8.26%	0.59%(4)	0.60%(4)	3.43%(4)	3.42%(4)	29%	$297,896
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	0.60%	3.74%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	—	(0.33)	$9.56	1.75%	0.60%	0.60%	3.51%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	—	(0.35)	$9.73	7.90%	0.60%	0.60%	3.72%	3.72%	41%	$357,757
I Class
2020(3)	$9.34	0.18	0.60	0.78	(0.18)	—	(0.18)	$9.94	8.37%	0.39%(4)	0.40%(4)	3.63%(4)	3.62%(4)	29%	$363,950
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	0.40%	3.94%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	—	(0.35)	$9.56	1.95%	0.40%	0.40%	3.71%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	—	(0.37)	$9.73	8.12%	0.40%	0.40%	3.92%	3.92%	41%	$33,660

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$9.34	0.18	0.60	0.78	(0.18)	—	(0.18)	$9.94	8.38%	0.36%(4)	0.37%(4)	3.66%(4)	3.65%(4)	29%	$45,956
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	0.37%	3.97%	3.97%	49%	$16,750
2017(5)	$9.40	0.05	0.16	0.21	(0.05)	—	(0.05)	$9.56	2.25%	0.37%(4)	0.37%(4)	3.88%(4)	3.88%(4)	80%(6)	$5
A Class
2020(3)	$9.34	0.16	0.60	0.76	(0.16)	—	(0.16)	$9.94	8.13%	0.84%(4)	0.85%(4)	3.18%(4)	3.17%(4)	29%	$36,057
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	0.85%	3.49%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	—	(0.31)	$9.56	1.50%	0.85%	0.85%	3.26%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	—	(0.33)	$9.73	7.64%	0.85%	0.85%	3.47%	3.47%	41%	$91,271

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$9.34	0.12	0.60	0.72	(0.12)	—	(0.12)	$9.94	7.72%	1.59%(4)	1.60%(4)	2.43%(4)	2.42%(4)	29%	$8,165
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	1.60%	2.74%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	—	(0.24)	$9.56	0.85%	1.60%	1.60%	2.51%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	—	(0.26)	$9.72	6.84%	1.60%	1.60%	2.72%	2.72%	41%	$25,767

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through May 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
31

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the ten-year period reviewed by the
32

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
33

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

35

Notes

36

Notes

37

Notes

38

Notes

39

Notes
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2101

Semiannual Report

November 30, 2020

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Muni Recovery Continued

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from the Federal Reserve and the federal government in March and April, municipal bonds (munis) rebounded quickly. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the summer recovery.

Nevertheless, headwinds lingered. Congress remained deadlocked on a second fiscal aid package to individuals and state and local governments facing budget shortfalls from the pandemic. Also, COVID-19 infection rates surged late in the period, prompting new lockdowns that threatened the economic recovery. The November 3 election triggered legal challenges from President Donald Trump and a runoff election for Georgia's two U.S. Senate seats. Given these events, the balance of power in Washington, D.C., along with tax and other policy priorities, remained uncertain at period-end.

Overall, munis delivered solid gains for the period. High-yield munis significantly outperformed investment-grade munis, as riskier assets regained favor during the period. Additionally, the broad asset class outperformed the Treasury market, which declined slightly.

Science Helps Steer the Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. The first COVID-19 vaccine is now approved and in limited distribution, and medical professionals continue to develop better treatment protocols. Until the vaccine is widely available, investors likely will face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	9.5 years
Average Duration (Modified)	4.7 years

Top Five States and Territories	% of net assets
Illinois	12.2%
Texas	10.0%
New York	9.6%
Pennsylvania	7.8%
New Jersey	5.4%

Top Five Sectors	% of fund investments
Hospital	13%
General Obligation (GO) - Local	13%
Special Tax	12%
Water & Sewer	7%
Corporate Municipal	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.3%
Exchange-Traded Funds	0.8%
Other Assets and Liabilities	0.9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During Period(1) 6/1/20 - 11/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,041.80	$2.41	0.47%
I Class	$1,000	$1,042.80	$1.38	0.27%
Y Class	$1,000	$1,042.90	$1.23	0.24%
A Class	$1,000	$1,041.30	$3.68	0.72%
C Class	$1,000	$1,037.50	$7.51	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.72	$1.37	0.27%
Y Class	$1,000	$1,023.87	$1.22	0.24%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.3%
Alabama — 1.3%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	$475,000	$527,345
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,190,430
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,251,760
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	974,055
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	739,598
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	918,904
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	10,000,000	10,961,600
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,136,220
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,169,790
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,321,040
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,088,729
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	22,254,800
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,202,253
		51,736,524
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,186,346
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,609,932
		6,796,278
Arizona — 3.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.96%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,060,425
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,385,376	6,757,005
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	165,000	166,701
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	105,000	105,839
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	549,595
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	429,980
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	674,592
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	945,117
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,041,800
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	670,169
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	748,548
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	377,988
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	320,733

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	$625,000	$787,531
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	374,583
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	372,699
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	283,953
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	648,895
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,038,778
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,903,756
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	560,130
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	6,400,000	6,683,072
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	105,668
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	537,395
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	220,624
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	334,065
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	241,170
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	776,244
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	769,363
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	328,056
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,081,100
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,334,350
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,080,875
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,321,392
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,422,668
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,215,010
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	475,000	480,676
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,966,558
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,572,540
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,193,011
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,275,683
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,092,078
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	963,000

	Principal Amount	Value
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	$650,000	$778,277
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,933,197
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,778,505
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	427,202
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	904,192
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,137,970
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.68%, (MUNIPSA plus 0.57%), 1/1/35	3,890,000	3,872,300
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,085,460
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,106,742
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,897,110
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.91%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,708,624
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	842,415
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	745,524
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,239,090
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,999,500
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	14,193,152
		137,462,675
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,077,590
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,500,393
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,303,059
		3,881,042
California — 5.2%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	717,318
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,152,010
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,258,702
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,945,869
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,965,582
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,243,120
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,239,840
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,012,454
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,900,780
Bay Area Toll Authority Rev., VRN, 1.21%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,806,287
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	735,906

	Principal Amount	Value
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	$450,000	$589,860
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	240,574
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	327,071
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	326,015
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	176,684
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,000,249
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	195,000	197,517
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,835,593
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	658,158
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,128,890
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,157,070
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,177,790
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,314,350
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,700,370
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,732,200
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,149,220
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,528,625
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,527,215
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,988,711
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,697,600
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	2,254,179
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,308,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,677,750
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,896,275
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,933,015
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,430,000	1,456,655
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	16,339,200
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,494,625
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,823,377
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,607,324
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,723,966
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,439,925
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,216,573
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	2,997,417

	Principal Amount	Value
Metropolitan Water District of Southern California Rev., VRDN, 0.10%, 12/1/20 (SBBPA: PNC Bank N.A.)	$2,690,000	$2,690,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,477,852
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,226,013
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,543,342
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,187,290
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,171,860
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	935,976
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,693,600
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,791,625
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,489,426
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,437,000
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,191,320
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,933,475
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,501,104
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	3,222,264
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	352,014
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,305,162
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	729,542
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,265,505
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,287,978
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,882,600
State of California GO, 5.00%, 12/1/26	3,955,000	4,503,558
State of California GO, 5.00%, 2/1/27	10,000,000	11,023,500
State of California GO, 5.00%, 11/1/27	5,000,000	5,674,600
State of California GO, 5.00%, 2/1/28	10,000,000	11,009,800
State of California GO, 4.00%, 9/1/32	5,000,000	5,893,950
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,208,310
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,522,344
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,310,490
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,714,397
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,276,990

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	$1,000,000	$1,267,060
		210,320,098
Colorado — 3.1%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,346,035
Adams County COP, 4.00%, 12/1/26	2,250,000	2,619,405
Adams County COP, 4.00%, 12/1/27	1,310,000	1,511,412
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,905,520
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,197,575
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,891,483
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,194,983
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,249,319
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,268,920
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,283,100
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,331,660
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,397,140
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,251,600
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,311,550
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,398,512
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	328,718
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	414,116
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	845,912
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	555,737
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	385,102
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	436,874
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	455,412
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	287,198
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,481,386
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	689,274
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,315,180
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,074,396
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	848,051
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	863,197
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	596,975

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	$1,000,000	$1,127,000
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,118,740
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,836,650
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,654,936
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,285,680
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,706,385
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,153,782
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,047,024
E-470 Public Highway Authority Rev., VRN, 0.52%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	2,991,960
E-470 Public Highway Authority Rev., VRN, 1.15%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	1,000,700
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	625,215
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,278,140
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	978,945
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,095,120
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	226,858
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,571,957
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,844,142
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,932,469
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,164,240
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,113,984
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,199,316
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,459,117
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,401,820
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,401,820
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,401,820
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,501,950
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,224,124
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	806,162
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	851,617
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	623,680
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	495,016
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	762,588
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	397,686
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,229,620
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)	155,000	161,453
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	178,601
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	213,378
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	134,922
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	232,634
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	157,187
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	216,376
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	149,319
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	240,611
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	160,568

	Principal Amount	Value
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	$200,000	$252,532
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	153,955
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	270,751
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	147,453
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	282,297
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	146,879
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	280,930
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	146,525
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	298,995
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	157,843
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	645,735
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	186,475
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	649,551
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	365,980
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	127,968
		123,204,923
Connecticut — 1.9%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	611,110
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,618,900
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,518,389
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	762,708
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,880,850
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	630,585
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,592,179
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,243,600
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,219,240
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	784,030
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,097,383
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,222,150
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,792,342
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,196,570
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,224,680
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,185,880
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,177,770
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,182,387
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	334,673
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,240,310
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,008,290
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,762,086
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	654,511
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	553,320

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	$1,500,000	$1,603,590
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,337,596
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	730,296
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	606,265
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,327,733
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	419,979
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	478,984
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	2,640,000	2,733,139
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,437,150
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,445,054
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,495,848
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,345,892
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,223,660
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,740,365
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,214,590
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,143,790
State of Connecticut GO, 4.00%, 6/1/38	750,000	899,625
State of Connecticut GO, 4.00%, 6/1/39	500,000	598,270
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,391,560
		78,667,329
District of Columbia — 0.9%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,682,700
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,107,580
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,152,750
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,055,130
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,946,090
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,573,300
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,570,162
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,443,150
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,438,050
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,719,390
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,143,150
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	285,203
		37,116,655
Florida — 5.0%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,800,684
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,962,685
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,077,150
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	553,885

	Principal Amount	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	$500,000	$561,350
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	290,157
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,144,920
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	574,920
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	571,295
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	569,940
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	567,695
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,561,280
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,443,650
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	867,698
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,890,108
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	495,103
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,137,749
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,531,462
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,550,962
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,939,600
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,205,420
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,199,850
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,180,810
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	881,730
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,464,975
Fort Myers Rev., 4.00%, 12/1/29	170,000	194,602
Fort Myers Rev., 4.00%, 12/1/30	150,000	170,967
Fort Myers Rev., 4.00%, 12/1/31	650,000	738,894
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,358,620
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,063,512
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,625,565
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,624,377
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,969,041
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,012,253
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,679,202
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	928,650
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,490,198
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,829,550
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,035,340
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,712,895
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	907,192
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,820,266
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,074,651
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,127,230
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,690,845

	Principal Amount	Value
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	$5,000,000	$6,385,550
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,370,200
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,255,113
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	433,984
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	563,605
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	585,685
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,102,838
Orlando Tourist Development Tax Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,227,500
Orlando Tourist Development Tax Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,103,325
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	496,128
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	857,616
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	307,665
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	900,084
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	848,106
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,207,530
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(2)	1,200,000	780,312
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(2)	3,000,000	1,873,980
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(2)	1,500,000	865,275
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(2)	1,800,000	997,524
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,377,588
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	643,950
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	640,110
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,274,280
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	762,834
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,267,760
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,263,440
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,259,790
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,106,020
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,389,430
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,122,450
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,680,856
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,093,200
Pasco County School Board COP, VRN, 0.86%, (MUNIPSA plus 0.75%), 8/1/32	3,500,000	3,501,890
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,337,052
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	16,160,424

	Principal Amount	Value
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	$1,350,000	$1,447,065
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,065,500
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,124,940
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,320,837
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,651,270
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,987,945
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	905,848
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,119,290
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,345,031
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,848,278
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,817,730
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,091,930
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	630,000	643,161
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,180,000	2,352,939
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,945,000	2,127,499
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	500,000	508,820
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	1,000,000	1,010,180
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	1,000,000	1,050,410
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,765,000	1,810,555
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,250,000	3,443,602
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,320,000	2,379,021
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,500,000	2,561,325
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,248,880
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,489,188
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,273,406
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,330,907
		201,077,579
Georgia — 2.4%
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	200,666
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	752,498
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,218,420
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,030,041
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,816,600
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,872,570

	Principal Amount	Value
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	$1,785,000	$2,215,649
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,164,820
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,409,298
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,254,530
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,768,660
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,494,850
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,640,625
Main Street Natural Gas, Inc. Rev., VRN, 0.68%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,026,700
Main Street Natural Gas, Inc. Rev., VRN, 0.93%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,036,900
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,842,280
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	23,365,200
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,635,315
		97,745,622
Guam — 0.1%
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,500,000
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,168,920
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,082,630
		4,751,550
Hawaii — 0.5%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,593,770
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,369,440
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	9,044,350
		22,007,560
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,079,200
Illinois — 12.2%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,166,763
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,331,017
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,173,740
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,217,750
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	2,014,788
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,118,340
Chicago GO, 5.00%, 1/1/30	6,600,000	7,385,664
Chicago GO, 5.25%, 1/1/32	5,000,000	5,251,500
Chicago GO, 6.00%, 1/1/38	5,000,000	5,647,000
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,642,900
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,528,425
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	802,976
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	629,928
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,644,075
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,560,760
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,735,296
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,799,292
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,720,630
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,020,607
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,189,000

	Principal Amount	Value
Chicago Transit Authority Rev., 5.00%, 6/1/23	$4,150,000	$4,583,135
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,143,170
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,365,460
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,973,470
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,234,387
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,175,957
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,330,417
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,119,900
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,119,250
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	867,873
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	867,223
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,553,552
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,722,789
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,187,437
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,556,600
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,967,800
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,449,820
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,766,825
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,921,005
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,870,815
Cook County GO, 5.00%, 11/15/21	600,000	623,286
Cook County GO, 5.00%, 11/15/25	3,600,000	4,269,420
Cook County GO, 5.00%, 11/15/27	2,800,000	3,374,476
Cook County GO, 5.00%, 11/15/28	1,000,000	1,198,490
Cook County GO, 5.00%, 11/15/29	3,270,000	3,909,612
Cook County GO, 5.00%, 11/15/31	2,350,000	2,789,990
Cook County GO, 5.00%, 11/15/34	2,000,000	2,354,020
Cook County GO, 5.00%, 11/15/35	1,800,000	2,113,614
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,129,720
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,120,922
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,399,059
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,162,780
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,364,380
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,644,120
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,889,488
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,346,396
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,426,564
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,134,830
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,228,617
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,213,740
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,316,434
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,466,027
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,536,115
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,611,228
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,684,407
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,843,664

	Principal Amount	Value
Governors State University COP, 5.00%, 7/1/22 (BAM)	$320,000	$339,811
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	439,428
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	454,200
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	468,684
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	421,432
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	486,249
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	916,410
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	350,361
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,580,248
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,807,530
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,063,840
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	991,160
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,920,860
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,238,104
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	576,635
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	358,716
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	566,865
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	643,616
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	561,640
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,667,400
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	848,790
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	3,014,427
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,599,801
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,511,750
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,326,340
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,274,263
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,541,150
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	270,394
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	790,279
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	373,357
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	785,199
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	831,188
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,349,248
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,798,400
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	13,375,400

	Principal Amount	Value
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(3)	$825,000	$890,365
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,124,400
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,608,738
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,979,489
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	4,027,650
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,266,710
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,329,675
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,261,690
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,499,772
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,114,750
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,511,616
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,784,425
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	911,634
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	526,487
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	288,275
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	230,272
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	653,335
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	618,453
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,306,650
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,386,417
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,780,506
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,152,660
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,630,898
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,241,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,336,400
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,663,120
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,011,350
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,848,910
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,368,081
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,280,740
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,215,150
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,279,150
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,243,810
State of Illinois GO, 5.00%, 11/1/24	12,715,000	13,627,047
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,260,730
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,399,960
State of Illinois GO, 5.00%, 11/1/27	15,000,000	16,549,950
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,847,900
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,916,525
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,295,846
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,225,600
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,108,960
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,316,026
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,664,832
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,343,000

	Principal Amount	Value
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	$1,275,000	$1,584,455
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,916,678
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,355,765
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,044,710
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,126,566
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,108,590
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	914,920
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,766,115
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,204,150
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,233,250
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	836,035
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	639,078
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	845,625
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,122,040
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,011,111
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,247,329
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,426,265
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,317,477
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,610,593
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,702,641
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,853,962
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,401,180
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,179,390
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	717,913
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	730,178
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,653,750
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,531,321
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,091,050
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,484,042
		490,637,243
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,912,178
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,522,674
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,676,663
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,358,717
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,437,960
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,423,664
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,012,350
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,753,048
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,148,329
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,820,752
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,205,259

	Principal Amount	Value
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	$1,000,000	$1,165,570
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,193,677
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,211,417
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 0.39%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	5,000,000
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,379,391
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,099,650
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,259,940
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,361,375
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,590,389
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,354,638
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.66%, (MUNIPSA plus 0.55%), 11/1/39	4,845,000	4,857,258
		48,744,899
Iowa — 0.1%
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.09%, 12/1/20 (LOC: TD Bank N.A.)	3,700,000	3,700,000
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	827,976
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,006,884
		1,834,860
Kentucky — 2.6%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	537,151
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	713,028
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	318,546
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,074,384
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	628,065
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	539,415
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	500,656
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	407,683
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	794,259
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,915,000	2,105,791
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,092,705
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	900,628
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	850,448
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,615,737
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	760,703

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	$1,000,000	$1,042,370
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,732,801
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,191,940
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,514,092
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	11,084,300
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,896,900
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,353,990
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,806,740
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,531,960
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,205,665
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,747,110
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,805,325
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,358,709
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,455,600
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,734,073
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,810,110
		103,110,884
Louisiana — 1.8%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	656,560
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	487,532
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	606,340
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,205,150
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	599,750
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	598,410
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	596,605
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	416,154
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	296,378
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	8,040,242
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,943,400
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,927,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,368,021
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,745,108
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(3)	6,000,000	7,302,420
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,191,208
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,186,168
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,513,867
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,282,420
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	613,445

	Principal Amount	Value
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	$800,000	$1,016,656
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	442,376
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,383,162
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,499,436
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,487,832
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	408,784
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	277,078
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	230,128
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)(3)	1,250,000	1,250,000
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	929,411
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,465,529
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,159,120
		74,125,690
Maryland — 1.6%
Baltimore Rev., 4.25%, 6/1/26	1,750,000	1,841,945
Baltimore Rev., 4.00%, 9/1/27	625,000	653,794
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,576,935
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,696,608
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	3,083,325
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,805,826
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,152,535
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	4,071,366
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,271,578
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,761,149
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,828,965
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,786,289
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	667,032
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	720,655
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	827,918
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	771,050
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,098,510
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	794,694
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	329,373
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	370,877
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	429,611
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,426,739
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,143,140
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	578,395
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,294,220
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	206,682
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	181,102

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	$120,000	$124,140
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	133,736
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	179,029
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	254,335
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	304,185
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	328,071
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	501,345
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,085,143
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	522,574
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	762,426
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,112,040
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,016,874
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,578,716
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,153,253
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,858,880
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,980,730
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,106,964
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,236,043
		64,608,797
Massachusetts — 2.0%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,941,800
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,622,155
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	594,755
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	433,104
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	607,115
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	654,819
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,576,300
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,972,222
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,009,203
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	557,626

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	$125,000	$135,941
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	145,296
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	143,535
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	187,416
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	190,194
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	204,456
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	363,987
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	397,436
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	422,447
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	479,772
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	375,858
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	357,015
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	326,318
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	549,760
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	288,745
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	1,989,324
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,069,700
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	760,176
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	942,803
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	936,223
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	661,331
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	563,680
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	533,061
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	722,092
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,625,450
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,145,870
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,287,256
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,606,707
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,522,300

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	$6,670,000	$7,759,144
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,053,497
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,810,211
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	3,575,000	3,867,828
		79,393,928
Michigan — 2.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	963,821
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,675,903
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,838,340
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,970,939
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,134,885
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,247,297
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,082,284
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,770,552
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,891,473
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,912,100
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,314,800
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	205,080
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	320,880
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	534,800
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	444,736
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	979,413
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	864,188
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	630,575
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	573,250
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	687,216
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,428,362
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,823,456
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,424,576
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,841,499
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,028,190
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,151,989

	Principal Amount	Value
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	$1,125,000	$1,211,884
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,019,000
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	532,320
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,113,210
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,159,250
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,197,740
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,783,592
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,962,455
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,537,646
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,038,804
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,425,450
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,281,580
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,708,920
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,158,460
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,400,000	1,621,844
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,250,000	1,448,075
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,565,000	1,812,990
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,103,587
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	934,305
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,380,101
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,233,846
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,274,231
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,550,251
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,811,642
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,729,849
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,285,636
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,152,510
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	747,208
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,346,750
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,313,748
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	519,323
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,183,741
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,294,200
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	3,040,223
		103,654,975
Minnesota — 0.5%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,212,020

	Principal Amount	Value
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000,000	$1,199,690
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	302,091
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	341,052
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	414,648
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	475,482
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	439,815
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	478,554
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	460,143
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	445,484
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	549,215
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,365,600
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	941,680
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,030,380
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,236,580
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,407,120
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,191,150
		19,490,704
Mississippi — 0.4%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,016,800
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,044,520
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,606,950
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,234,640
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,112,040
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	579,783
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	628,703
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,921,882
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	878,903
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	895,034
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	764,778
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	825,643
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	949,972
		17,459,648
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,212,986
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	637,764
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,091,000
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	914,448

	Principal Amount	Value
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	$1,100,000	$1,265,374
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,504,362
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,388,432
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	834,750
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,277,810
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	953,017
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,156,706
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	583,610
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,761,125
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	685,704
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	663,595
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	324,740
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	645,275
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	670,593
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	599,526
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	449,456
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	791,547
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,176,704
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	564,230
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,088,259
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	708,051
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,275,580
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,035,870
		31,260,514
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,693,750
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,660,280
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,774,000
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,269,400
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,652,147
		27,049,577
Nevada — 0.9%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	898,125
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	870,975
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	901,675

	Principal Amount	Value
Clark County Department of Aviation Rev., 5.00%, 7/1/21	$5,000,000	$5,132,950
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,336,104
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,206,223
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,973,840
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,442,568
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,054,139
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,129,659
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	939,359
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,594,299
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,693,980
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	465,471
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,028,920
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	519,810
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	565,131
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,079,270
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,788,504
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,161,500
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,033,230
Sparks Rev., 2.50%, 6/15/24(1)	1,080,000	1,080,205
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,482,177
		36,378,114
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,538,469	16,100,773
New Jersey — 5.4%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,008,200
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,148,530
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,573,427
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,691,774
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,529,683
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,633,800
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,615,900
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,083,750
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,680,490
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,317,660
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,866,361
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,133,590
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,137,970
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,181,840
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,208,820
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,361,052

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	$3,310,000	$3,705,379
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	225,000	227,097
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,204,272
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,733,187
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,775,880
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,035,667
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,020,008
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,817,865
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,804,740
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,070,050
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,169,689
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,495,399
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,357,960
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,380,840
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,943,795
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,114,650
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,306,940
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,228,035
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,327,980
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,604,440
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,742,080
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	20,713,525
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,641,270
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,324,900
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,011,668
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,921,632
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	840,266
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	600,190
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	801,210
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	818,714
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	771,018
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,197,200
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,699,368
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,902,497
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	3,023,225

	Principal Amount	Value
State of New Jersey GO, 4.00%, 6/1/31	$1,350,000	$1,647,324
State of New Jersey GO, 4.00%, 6/1/32	600,000	735,990
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,582,497
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,846,210
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,823,170
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,861,210
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,299,994
		216,301,878
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,060,180
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,411,206
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,816,116
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,197,640
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	586,884
		8,072,026
New York — 9.6%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	450,332
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	391,034
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	389,540
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,078,340
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,146,500
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,252,340
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,501,537
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,157,041
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,350,690
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	438,333
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,436,253
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,668,570
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	967,664
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,149,631
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,043,667
Long Island Power Authority Rev., 5.00%, 5/1/21	170,000	173,366
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,194,296
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,041,695
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,318,400
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,644,550
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,478,700
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	4,245,000	4,466,929

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	$9,710,000	$10,667,794
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,809,627
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	8,846,906
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,445,350
Metropolitan Transportation Authority Rev., VRN, 0.56%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,754,020
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	11,688,600
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,464
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,387
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	908,599
New York City GO, 5.00%, 8/1/22	7,565,000	8,144,101
New York City GO, 5.00%, 8/1/25	13,605,000	16,456,472
New York City GO, 5.00%, 8/1/25	1,700,000	1,994,593
New York City GO, 5.00%, 8/1/26	5,370,000	6,295,734
New York City GO, 5.00%, 8/1/27	7,680,000	9,825,101
New York City GO, 5.00%, 8/1/32	2,000,000	2,547,860
New York City GO, 5.00%, 8/1/33	500,000	633,220
New York City GO, 5.00%, 8/1/33	1,000,000	1,266,440
New York City GO, 5.00%, 8/1/34	2,215,000	2,796,947
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	3,550,000	3,550,000
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	3,070,000	3,070,000
New York City GO, VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	6,100,000	6,100,000
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,519,805
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,981,400
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,075,800
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,993,500
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	16,003,500
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	2,915,000	2,915,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.12%, 12/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	12,059,570
New York City Water & Sewer System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: State Street Bank & Trust Co.)	5,050,000	5,050,000
New York City Water & Sewer System Rev., VRDN, 0.10%, 12/1/20 (SBBPA: Barclays Bank plc)	1,300,000	1,300,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	14,151,424
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	800,000
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,129,777
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	968,787
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,989,922
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,541,007

	Principal Amount	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	$4,005,000	$5,241,824
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,422,732
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,711,200
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	4,016,730
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,862,950
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,703,900
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,806,282
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,482,490
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	504,200
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	793,948
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,072,670
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,071,368
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,863,100
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,293,575
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	821,338
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,337,606
Triborough Bridge & Tunnel Authority Rev., VRDN, 0.10%, 12/1/20 (LOC: Citibank N.A.)	1,055,000	1,055,000
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,349,806
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,428,763
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,861,020
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,608,256
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,042,300
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,063,230
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,206,920
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,635,379
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	510,780
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,058,414
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,208,840
		385,475,736
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,277,850
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,958,730
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,737,605
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,989,085
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,254,038
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,227,297
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	746,833

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	$1,050,000	$1,160,922
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,094,740
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,088,030
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	589,988
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,920,796
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,092,701
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,196,045
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,236,301
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,350,515
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	661,332
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,369,720
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,089,000
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,107,746
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,427,950
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,244,144
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,127,500
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	792,773
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	732,886
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	11,097,912
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	366,793
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	808,792
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,461,900
		75,209,924
Ohio — 2.3%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), VRDN, 0.11%, 12/1/20 (LOC: Union Bank N.A.)	1,000,000	1,000,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,310,180
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,605,800
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,194,230
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,190,340
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,783,780
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,507,022
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,450,651
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,706,907
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	4,000,000	4,205,800
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	3,560,000	3,743,162

	Principal Amount	Value
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	$2,500,000	$2,628,625
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,530,000	2,660,168
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,648,754
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,219,330
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	856,973
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,473,550
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,140,000	1,215,229
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,741,025
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,619,595
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,950,357
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,550,974
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,361,780
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,930,512
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,092,790
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,952,316
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,594,601
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,470,520
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	26,976,600
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,740,475
		94,382,046
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,793,715
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,188,800
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,182,940
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21	950,000	970,387
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,060,380
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,123,410
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,190,207
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,269,135
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,239,595
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,237,155
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	264,170
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,783,731
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	548,140
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	655,008
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,088,320
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,327,582
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,087,310
		19,009,985
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,009,020

	Principal Amount	Value
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	$500,000	$547,040
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	539,630
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,159,506
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,056,911
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	360,619
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	260,000
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	209,080
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	342,131
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	649,014
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	527,483
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	311,721
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	277,262
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	239,720
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	315,726
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	278,477
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	236,344
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,530,090
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,175,200
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	622,445
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	617,765
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	614,960
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	731,148
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	968,048
		17,579,340
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	444,608
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,381,401
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,239,200
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	669,432
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,752,489
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,925,970
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,296,710
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,591,037

	Principal Amount	Value
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	$5,000,000	$5,385,650
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	868,320
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	494,072
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	852,685
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,154,940
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,186,550
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,538,400
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,524,080
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,581,035
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,653,408
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,726,413
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,669,675
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,214,710
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,716,070
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	601,141
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	887,048
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	791,941
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,157,281
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,215,351
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,271,785
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,325,765
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,386,048
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	9,200,250
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,555,600
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.71%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,773,895
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,337,580
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,354,809
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,155,060
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,495,806
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,208,798
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,155,222
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,256,376

	Principal Amount	Value
Luzerne County GO, 5.00%, 12/15/24 (AGM)	$1,100,000	$1,285,944
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,208,860
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,144,341
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,204,460
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	718,025
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	610,693
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.83%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	9,999,200
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	658,422
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.14%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,000,570
Pennsylvania COP, 5.00%, 7/1/29	600,000	764,598
Pennsylvania COP, 5.00%, 7/1/30	750,000	950,910
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,073,269
Pennsylvania COP, 5.00%, 7/1/35	450,000	560,565
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,206,816
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,374,307
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,111,700
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	536,397
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	824,635
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	818,215
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	904,043
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,064,020
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,064,020
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,250,000	1,330,025
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,753,400
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,115,147
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,808,505
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,168,218
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,162,500
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,458,308
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,737,800
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,215,060
Pennsylvania Turnpike Commission Rev., VRN, 0.71%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,029,250
Pennsylvania Turnpike Commission Rev., VRN, 0.81%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,054,400
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,089,130
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,685,300

	Principal Amount	Value
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	$1,305,000	$1,534,824
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,263,160
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,840,919
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,708,022
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	2,005,641
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,229,930
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,014,670
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	757,414
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,389,717
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,713,750
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,013,123
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,141,160
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	986,648
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,317,820
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	720,401
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,401,900
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	977,872
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,424,390
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,300,980
Pittsburgh Water & Sewer Authority Rev., VRN, 0.77%, (MUNIPSA plus 0.65%), 9/1/40 (AGM)	5,000,000	5,007,450
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	458,834
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,506,440
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,099,733
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,461,462
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,902,745
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,043,303
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,259,160
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,251,217
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	429,747
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	735,446
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,282,757
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,432,080
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,805,055
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,801,455
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,380,850
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,701,820
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	627,870
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	609,368
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,560,515
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,815,430
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,031,136
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,383,875
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,563,321
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,234,550
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,033,839
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	921,893
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,242,168

	Principal Amount	Value
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	$500,000	$561,400
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	698,424
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	751,638
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,116,944
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	971,852
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	941,482
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,190,320
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	830,095
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	826,994
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,721,240
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.35%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,999,200
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.47%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,003,000
		313,626,113
Rhode Island — 1.0%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,040,317
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,230,391
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,432,240
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,922,767
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,316,434
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,253,813
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,222,461
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,765,904
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,583,549
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,159,150
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	522,423
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	572,345
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	566,790
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,446,267
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,241,320
		39,276,171
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	444,792
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,030,440
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,990,135

	Principal Amount	Value
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	$2,945,000	$3,347,287
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,046,150
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,966,450
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	279,698
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,373,840
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	555,260
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,943,900
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,352,737
		29,330,689
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,059,303
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	524,315
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	429,930
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	742,053
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	472,171
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	444,180
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	561,222
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	559,355
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,973,040
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,962,400
		41,727,969
Texas — 10.0%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,751,938
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,206,570
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,321,892
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,196,390
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,190,470
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,577,251
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,032,076
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,502,187
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,795,920
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,238,825
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,872,375
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	246,032
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	465,226
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	403,676
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	609,830
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	455,768
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	666,468

	Principal Amount	Value
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	$900,000	$1,087,632
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	560,744
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,479,862
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,253,056
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	752,317
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	796,976
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,899,432
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,247,100
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,723,085
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	301,661
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,100,840
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	277,995
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,528,695
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,620,690
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	863,148
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(3)	2,500,000	2,511,775
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,096,640
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,185,520
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,392,580
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,281,560
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,311,006
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,931,105
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,100,028
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,158,840
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,050,170
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,214,666
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,315,171
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	593,935
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,717,620
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,657,637
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,311,600
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,942,915
Dallas Independent School District GO, VRN, 5.00%, 2/15/36 (PSF-GTD)	3,975,000	4,198,633
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	402,924
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	317,895
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	429,852

	Principal Amount	Value
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	$480,000	$531,437
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	273,444
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	226,004
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,361,538
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	584,615
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,614,700
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,620,310
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,970,730
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,724,000
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,412,337
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,848,000
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,011,588
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,813,815
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,208,690
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,204,030
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,088,550
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,779,900
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,067,580
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	900,558
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	753,431
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	817,456
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,071,300
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	544,094
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,435,194
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,056,280
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	509,473
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,048,390
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	2,560,000	2,752,538
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	4,000,000	4,300,840
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,143,950
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,106,050
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,255,164
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	778,700
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,084,240
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,443,620
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,706,012
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,824,600
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,214,250

	Principal Amount	Value
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	$1,500,000	$1,819,095
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	270,613
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	551,520
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	301,280
Irving Hospital Authority Rev., VRN, 1.21%, (MUNIPSA plus 1.10%), 10/15/44	1,665,000	1,641,307
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,070,928
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,325,551
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,606,800
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,471,620
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	834,680
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	544,815
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	578,105
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	996,130
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,660,665
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	992,030
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	975,590
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,028,905
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,628,625
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	3,000,000	3,154,350
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	6,310,000	6,634,649
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,000,000	2,102,900
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	3,997,630
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,219,010
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,496,562
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,490,100
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,279,590
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,266,478
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,647,044
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,253,698
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,315,343
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,533,051
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,556,027
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,463,450
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,168,840
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,862,160

	Principal Amount	Value
San Antonio Water System Rev., 5.00%, 5/15/34	$6,500,000	$8,698,105
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,111,400
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,016,560
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,279,700
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	4,560,000	5,350,978
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,192,310
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,782,285
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,455,988
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,659,892
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,760,586
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,176,510
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,670,280
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,061,340
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	13,138,777
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,825,550
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	5,123,923
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,152,550
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,856,635
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,415,350
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,720,050
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,997,911
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,869,127
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,885,050
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	834,077
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,414,862
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,809,582
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,456,943
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,620,864
		402,311,933
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,160,070
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,234,690
		2,394,760
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	410,000	447,794
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	854,745
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,529,388
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	683,357
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,125,740
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	878,918

	Principal Amount	Value
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	$1,000,000	$1,114,110
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	994,203
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	548,690
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,735,120
		12,912,065
Virginia — 0.7%
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,394,890
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,937,618
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	258,480
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	716,513
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40(4)	500,000	552,265
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45(4)	700,000	765,128
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	692,584
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	410,000	413,333
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	755,080
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,587,030
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	744,068
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,184,240
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,198,330
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	831,040
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	476,330
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	559,255
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	525,141
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	867,390
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,151,090
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,516,330
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,387,210
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	3,936,800
		29,450,145
Washington — 3.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,738,940

	Principal Amount	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	$2,000,000	$2,724,140
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,233,490
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,460,600
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,002,490
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,881,400
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,782,735
State of Washington GO, 5.00%, 6/1/34(4)	1,500,000	2,007,390
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,721,750
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,900,348
State of Washington GO, 5.00%, 6/1/35(4)	1,500,000	2,001,945
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,409,975
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,232,620
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,347,340
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,259,200
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,658,300
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,696,783
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.16%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,020,140
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.20%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,008,060
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,646,145
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,520,300
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,774,300
		146,028,391
Wisconsin — 0.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	668,148
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,652,570
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	843,835
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	898,020
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	372,913
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	906,180
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	336,531
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	334,590
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	360,899
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,177,210
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	656,994

	Principal Amount/Shares	Value
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	$925,000	$1,131,229
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,082,392
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,219,960
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,375,428
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,169,971
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,528,285
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,153,270
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,790,940
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	425,000	423,963
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	552,800
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,275,216
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,890,815
		31,802,159
TOTAL MUNICIPAL SECURITIES (Cost $3,714,863,634)		3,960,288,971
EXCHANGE-TRADED FUNDS — 0.8%
VanEck Vectors High Yield Municipal Index ETF (Cost $29,749,110)	496,700	30,249,030
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $3,744,612,744)		3,990,538,001
OTHER ASSETS AND LIABILITIES — 0.9%		36,903,935
TOTAL NET ASSETS — 100.0%		$4,027,441,936

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,984,129, which represented 3.4% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,744,612,744)	$3,990,538,001
Cash	80,368
Receivable for investments sold	650,000
Receivable for capital shares sold	4,928,457
Interest and dividends receivable	47,896,561
4,044,093,387

Liabilities
Payable for investments purchased	9,710,745
Payable for capital shares redeemed	5,143,322
Accrued management fees	967,951
Distribution and service fees payable	13,508
Dividends payable	815,925
16,651,451

Net Assets	$4,027,441,936

Net Assets Consist of:
Capital paid in	$3,793,515,038
Distributable earnings	233,926,898
$4,027,441,936

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$948,560,708	80,424,992	$11.79
I Class	$1,421,492,097	120,488,048	$11.80
Y Class	$1,612,316,606	136,748,205	$11.79
A Class	$38,020,920	3,222,834	$11.80*
C Class	$7,051,605	598,249	$11.79
*Maximum offering price $12.36 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$56,574,512
Dividends	350,794
56,925,306
Expenses:
Management fees	6,068,736
Distribution and service fees:
A Class	43,732
C Class	37,645
Trustees' fees and expenses	148,650
Other expenses	13,555
6,312,318

Net investment income (loss)	50,612,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,859,524
Change in net unrealized appreciation (depreciation) on investments	113,970,245

Net realized and unrealized gain (loss)	118,829,769

Net Increase (Decrease) in Net Assets Resulting from Operations	$169,442,757

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MAY 31, 2020
Increase (Decrease) in Net Assets	November 30, 2020	May 31, 2020
Operations
Net investment income (loss)	$50,612,988	$102,811,940
Net realized gain (loss)	4,859,524	(6,146,292)
Change in net unrealized appreciation (depreciation)	113,970,245	(23,171,816)
Net increase (decrease) in net assets resulting from operations	169,442,757	73,493,832

Distributions to Shareholders
From earnings:
Investor Class	(11,646,189)	(29,189,331)
I Class	(16,455,252)	(36,454,382)
Y Class	(22,096,533)	(36,375,204)
A Class	(364,885)	(635,210)
C Class	(50,346)	(125,749)
Decrease in net assets from distributions	(50,613,205)	(102,779,876)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(95,019,371)	158,911,668

Net increase (decrease) in net assets	23,810,181	129,625,624

Net Assets
Beginning of period	4,003,631,755	3,874,006,131
End of period	$4,027,441,936	$4,003,631,755

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $19,100,000 and $44,220,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2020 were $604,216,201 and $726,834,635, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2020		Year ended May 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,018,760	$81,815,623	20,583,514	$237,608,370
Issued in reinvestment of distributions	935,828	10,948,629	2,383,075	27,580,187
Redeemed	(23,124,558)	(271,276,474)	(32,536,959)	(371,516,071)
	(15,169,970)	(178,512,222)	(9,570,370)	(106,327,514)
I Class
Sold	35,527,223	416,240,627	46,936,172	543,063,993
Issued in reinvestment of distributions	1,332,382	15,601,903	2,386,050	27,617,594
Redeemed	(12,577,982)	(147,114,171)	(71,945,933)	(817,725,720)
	24,281,623	284,728,359	(22,623,711)	(247,044,133)
Y Class
Sold	11,510,356	134,534,862	71,370,664	815,169,823
Issued in reinvestment of distributions	1,561,596	18,270,517	3,082,960	35,638,964
Redeemed	(30,821,771)	(359,843,681)	(29,816,498)	(340,049,485)
	(17,749,819)	(207,038,302)	44,637,126	510,759,302
A Class
Sold	741,245	8,707,220	971,809	11,223,337
Issued in reinvestment of distributions	29,960	350,750	53,336	617,004
Redeemed	(154,734)	(1,808,185)	(803,743)	(9,250,977)
	616,471	7,249,785	221,402	2,589,364
C Class
Sold	44,024	515,004	121,965	1,405,506
Issued in reinvestment of distributions	4,037	47,204	9,183	106,183
Redeemed	(171,629)	(2,009,199)	(223,811)	(2,577,040)
	(123,568)	(1,446,991)	(92,663)	(1,065,351)
Net increase (decrease)	(8,145,263)	$(95,019,371)	12,571,784	$158,911,668

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,960,288,971	—
Exchange-Traded Funds	$30,249,030	—	—
	$30,249,030	$3,960,288,971	—

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,744,612,744
Gross tax appreciation of investments	$250,480,333
Gross tax depreciation of investments	(4,555,076)
Net tax appreciation (depreciation) of investments	$245,925,257

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2020, the fund had accumulated short-term capital losses of $(16,857,666), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.45	0.14	0.34	0.48	(0.14)	$11.79	4.18%	0.47%(4)	2.33%(4)	15%	$948,561
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
I Class
2020(3)	$11.46	0.15	0.34	0.49	(0.15)	$11.80	4.28%	0.27%(4)	2.53%(4)	15%	$1,421,492
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$11.45	0.15	0.34	0.49	(0.15)	$11.79	4.29%	0.24%(4)	2.56%(4)	15%	$1,612,317
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(5)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(6)	$5
A Class
2020(3)	$11.45	0.12	0.35	0.47	(0.12)	$11.80	4.13%	0.72%(4)	2.08%(4)	15%	$38,021
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
C Class
2020(3)	$11.44	0.08	0.35	0.43	(0.08)	$11.79	3.75%	1.47%(4)	1.33%(4)	15%	$7,052
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through May 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 2101

Semiannual Report

November 30, 2020

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Muni Recovery Continued

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from the Federal Reserve and the federal government in March and April, municipal bonds (munis) rebounded quickly. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the summer recovery.

Nevertheless, headwinds lingered. Congress remained deadlocked on a second fiscal aid package to individuals and state and local governments facing budget shortfalls from the pandemic. Also, COVID-19 infection rates surged late in the period, prompting new lockdowns that threatened the economic recovery. The November 3 election triggered legal challenges from President Donald Trump and a runoff election for Georgia's two U.S. Senate seats. Given these events, the balance of power in Washington, D.C., along with tax and other policy priorities, remained uncertain at period-end.

Overall, munis delivered solid gains for the period. High-yield munis significantly outperformed investment-grade munis, as riskier assets regained favor during the period. Additionally, the broad asset class outperformed the Treasury market, which declined slightly.

Science Helps Steer the Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. The first COVID-19 vaccine is now approved and in limited distribution, and medical professionals continue to develop better treatment protocols. Until the vaccine is widely available, investors likely will face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2020
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.28%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived

Portfolio at a Glance
Weighted Average Maturity	35 days
Weighted Average Life	35 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	83%
31-90 days	4%
91-180 days	4%
More than 180 days	9%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During Period(1) 6/1/20 - 11/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$1.05	0.21%
Hypothetical
Investor Class	$1,000	$1,024.02	$1.07	0.21%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.2%
Alaska — 0.9%
State of Alaska International Airports System Rev., VRDN, 0.12%, 12/7/20 (LOC: State Street Bank & Trust Co.)	$1,360,000	$1,360,000
California — 18.3%
California Health Facilities Financing Authority Rev., 0.26%, 5/6/21	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.15%, 12/7/20 (LOC: Wells Fargo Bank N.A.)	345,000	345,000
California Statewide Communities Development Authority Rev., (Kelvin Court LP), VRDN, 0.16%, 12/7/20 (LOC: FNMA)(LIQ FAC: FNMA)	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Salvation Army San Francisco Silvercrest LP), VRDN, 0.18%, 12/7/20 (LOC: FNMA)(LIQ FAC: FNMA)	3,900,000	3,900,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 0.23%, 12/7/20 (LOC: Bank of the West)	900,000	900,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.15%, 12/7/20 (LOC: East West Bank, Zions Bank and FHLB)	1,300,000	1,300,000
City of Los Angeles Rev., 4.00%, 6/24/21	2,465,000	2,516,029
Metropolitan Water District of Southern California Rev., VRN, 0.36%, (MUNIPSA plus 0.25%), 7/1/37	1,000,000	1,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.26%, 12/4/20 (LOC: FHLB) (LIQ FAC: Mizuho Capital Markets LLC)(1)	5,000,000	5,000,000
State of California GO, 0.18%, 1/11/21 (LOC: Royal Bank of Canada)	1,200,000	1,200,000
State of California Department of Water Resources, 0.19%, 1/13/21	5,000,000	5,000,000
		28,461,029
Colorado — 1.7%
Colorado Housing and Finance Authority Rev., VRDN, 0.12%, 12/7/20 (SBBPA: FHLB)	1,200,000	1,200,000
Colorado Housing and Finance Authority Rev., VRDN, 0.14%, 12/7/20 (SBBPA: FHLB)	590,000	590,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 0.21%, 12/7/20 (LOC: Wells Fargo Bank N.A.)	820,000	820,000
		2,610,000
Delaware — 0.4%
Delaware State Economic Development Authority Rev., (YMCA of Delaware), VRDN, 0.13%, 12/7/20 (LOC: PNC Bank N.A.)	700,000	700,000
District of Columbia — 0.5%
District of Columbia Rev., (Progressive Life Center, Inc.), VRDN, 0.19%, 12/7/20 (LOC: Truist Bank)	820,000	820,000
Florida — 5.0%
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 0.34%, 12/7/20 (LOC: Bank of America N.A.)	1,200,000	1,200,000
JEA Water & Sewer System Rev., VRDN, 0.14%, 12/7/20 (SBBPA: State Street Bank & Trust Co.)	4,635,000	4,635,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 0.16%, 12/7/20 (LOC: Wells Fargo Bank N.A.)	640,000	640,000
Sunshine State Governmental Financing Commission Rev., VRDN, 0.13%, 12/7/20 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
		7,775,000
6

	Principal Amount	Value
Georgia — 1.7%
Paulding County Hospital Authority Rev., (WellStar Health System Obligated Group), VRDN, 0.13%, 12/7/20 (LOC: Bank of America N.A.)	$1,500,000	$1,500,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.21%, 12/7/20 (LOC: Bank of America N.A.)	1,110,000	1,110,000
		2,610,000
Illinois — 17.0%
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 0.14%, 12/7/20 (LOC: Citibank N.A.)	1,200,000	1,200,000
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), VRDN, 0.14%, 12/7/20 (SBBPA: Northern Trust Company)	3,220,000	3,220,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.15%, 12/7/20 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.50%, 12/7/20 (LOC: First National Bank and FHLB)	1,480,000	1,480,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.14%, 12/7/20 (LOC: FHLMC)	6,395,000	6,395,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.13%, 12/7/20 (LOC: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.17%, 12/7/20 (AGM-CR)(LOC: Barclays Bank plc)(GA: Barclays Bank plc)(1)	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.26%, 12/7/20 (LOC: Barclays Bank plc)(GA: Barclays Bank plc)(1)	4,365,000	4,365,000
		26,300,000
Indiana — 2.0%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 0.25%, 12/7/20 (LOC: U.S. Bank N.A.)(1)	1,050,000	1,050,000
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.14%, 12/7/20 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
		3,050,000
Iowa — 3.6%
Iowa Finance Authority Rev., (Geneseo Communications, Inc.), VRDN, 0.15%, 12/7/20 (LOC: Great Western Bank and U.S. Bank N.A.)	5,545,000	5,545,000
Louisiana — 5.2%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.18%, 12/7/20 (LOC: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.12%, 12/1/20	100,000	100,000
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.14%, 12/7/20 (LOC: FHLMC)	1,560,000	1,560,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.01%, 12/7/20 (LOC: Community Bank and FHLB)	2,890,000	2,890,000
		8,050,000
Michigan — 4.4%
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	5,000,000	5,134,230
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.15%, 12/7/20 (LIQ FAC: Barclays Bank plc)(1)	1,635,000	1,635,000
		6,769,230
7

	Principal Amount	Value
Minnesota — 3.4%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.23%, 12/7/20 (LIQ FAC: FHLMC)	$5,335,000	$5,334,964
Mississippi — 1.7%
Mississippi Business Finance Corp. Rev., (Jackson Heart Realty LLC), VRDN, 0.13%, 12/7/20 (LOC: Trustmark National Bank and FHLB)	2,700,000	2,700,000
Missouri — 0.4%
Wright City Rev., (MB Realty LLC), VRDN, 0.26%, 12/7/20 (LOC: Bank of America N.A.)	580,000	580,000
Nevada — 1.9%
Tender Option Bond Trust Receipts/Certificates COP, VRDN, 0.18%, 12/7/20 (LIQ FAC: Barclays Bank plc)(1)	2,900,000	2,900,000
New York — 7.2%
Erie County Industrial Development Agency (The) Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.14%, 12/7/20 (LOC: HSBC Bank USA N.A.)	1,125,000	1,125,000
Metropolitan Transportation Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
Metropolitan Transportation Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: PNC Bank N.A.)	1,600,000	1,600,000
Metropolitan Transportation Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: PNC Bank N.A.)	750,000	750,000
New York City Water & Sewer System Rev., VRDN, 0.13%, 12/7/20 (SBBPA: PNC Bank N.A.)	1,425,000	1,425,000
New York State Dormitory Authority Rev., 5.00%, 3/31/21	3,315,000	3,363,445
New York State Dormitory Authority Rev., (Blythedale Children's Hospital), VRDN, 0.13%, 12/7/20 (LOC: TD Bank N.A.)	430,000	430,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.24%, 12/7/20 (LOC: Citibank N.A.)	600,000	600,000
		11,193,445
North Carolina — 0.9%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 0.14%, 12/7/20 (LOC: Cooperatieve Rabobank U.A.)	855,000	855,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.21%, 12/7/20 (LOC: Truist Bank)	560,000	560,000
		1,415,000
Ohio — 0.3%
Butler County Rev., (Lakota Family YMCA), VRDN, 0.14%, 12/7/20 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania — 0.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.19%, 12/7/20 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	1,230,000	1,230,000
Rhode Island — 2.3%
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.12%, 12/7/20 (LOC: TD Bank N.A.)	2,865,000	2,865,000
Rhode Island Health & Educational Building Corp. Rev., (New England Institute of Technology), VRDN, 0.15%, 12/7/20 (LOC: TD Bank N.A.)	660,000	660,000
		3,525,000
South Dakota — 0.5%
South Dakota Housing Development Authority Rev., VRDN, 0.13%, 12/7/20 (SBBPA: FHLB)	850,000	850,000
Tennessee — 5.6%
Clarksville Public Building Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: Bank of America N.A.) (Acquired 12/2/19 -1/6/20, Cost $820,000)(2)	820,000	820,000
8

	Principal Amount	Value
Clarksville Public Building Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: Bank of America N.A.)	$1,120,000	$1,120,000
Public Building Authority of Blount County Tennessee Rev., VRDN, 0.19%, 12/7/20 (CNTY GTD)(LOC: Truist Bank)	995,000	995,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.23%, 12/7/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Wilson County Sports Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: PNC Bank N.A.) (Acquired 3/24/20 Cost $700,000)(2)	700,000	700,000
		8,635,000
Texas — 8.0%
City of Austin Rev., VRDN, 0.13%, 12/7/20 (LOC: Sumitomo Mitsui Banking)	540,000	540,000
City of Houston, 0.20%, 12/22/20	2,000,000	2,000,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.13%, 12/1/20	400,000	400,000
Harris County Hospital District Rev., VRDN, 0.12%, 12/7/20 (LOC: JPMorgan Chase Bank N.A.)	2,265,000	2,265,000
Lower Neches Valley Authority Industrial Development Corp. Rev., (Exxon Capital Ventures, Inc.), VRDN, 0.13%, 12/1/20 (GA: EXXON MOBIL Corp.)	130,000	130,000
Mission Economic Development Corp. Rev., VRDN, 0.26%, 12/7/20 (LOC: Wells Fargo Bank N.A.)	2,410,000	2,410,000
State of Texas Rev., 4.00%, 8/26/21	4,500,000	4,624,272
		12,369,272
Washington — 3.1%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.26%, 12/7/20 (LOC: FHLB and Homestreet Bank)	1,400,000	1,400,000
Port of Chehalis Industrial Development Corp. Rev., (JLT Holding LLC), VRDN, 0.21%, 12/7/20 (LOC: Wells Fargo Bank N.A.)	675,000	675,000
Washington Higher Education Facilities Authority Rev., VRDN, 0.13%, 12/7/20 (LOC: U.S. Bank N.A.)	2,775,000	2,775,000
		4,850,000
West Virginia — 0.9%
West Virginia Hospital Finance Authority Rev., (Cabell Huntington Hospital, Inc.), VRDN, 0.19%, 12/7/20 (LOC: Truist Bank)	1,390,000	1,390,000
Wisconsin — 0.5%
Wisconsin Housing & Economic Development Authority Rev., VRDN, 0.16%, 12/7/20 (GO of Authority Housing and Urban Development Loan)(LOC: Bank of America N.A.)	770,000	770,000
TOTAL INVESTMENT SECURITIES — 98.2% (Cost $152,292,940)		152,292,940
OTHER ASSETS AND LIABILITIES — 1.8%		2,842,336
TOTAL NET ASSETS — 100.0%		$155,135,276

9

NOTES TO SCHEDULE OF INVESTMENTS
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
CNTY GTD	-	County Guaranteed
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,680,000, which represented 16.6% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,520,000, which represented 1.0% of total net assets.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

NOVEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$152,292,940
Cash	86,019
Receivable for investments sold	2,585,032
Receivable for capital shares sold	75,647
Interest receivable	249,894
155,289,532

Liabilities
Payable for capital shares redeemed	129,377
Accrued management fees	24,879
154,256

Net Assets	$155,135,276

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	155,155,107

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$155,135,276

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$172,666

Expenses:
Management fees	379,869
Trustees' fees and expenses	5,733
Other expenses	209
385,811
Fees waived	(220,985)
164,826

Net investment income (loss)	7,840

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,840

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MAY 31, 2020
Increase (Decrease) in Net Assets	November 30, 2020	May 31, 2020
Operations
Net investment income (loss)	$7,840	$1,254,330

Distributions to Shareholders
From earnings	(7,840)	(1,254,330)

Capital Share Transactions
Proceeds from shares sold	55,832,497	160,467,538
Proceeds from reinvestment of distributions	7,437	1,233,495
Payments for shares redeemed	(60,396,141)	(131,168,408)
Net increase (decrease) in net assets from capital share transactions	(4,556,207)	30,532,625

Net increase (decrease) in net assets	(4,556,207)	30,532,625

Net Assets
Beginning of period	159,691,483	129,158,858
End of period	$155,135,276	$159,691,483

Transactions in Shares of the Fund
Sold	55,832,497	160,467,538
Issued in reinvestment of distributions	7,437	1,233,495
Redeemed	(60,396,141)	(131,168,408)
Net increase (decrease) in shares of the fund	(4,556,207)	30,532,625

See Notes to Financial Statements.
13

Notes to Financial Statements

NOVEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2020 was 0.48% before waiver and 0.20% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,875,000 and $4,350,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain(loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and would adversely impact the value of its bonds, which could negatively impact the performance of the fund.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.21%(4)	0.49%(4)	0.01%(4)	(0.27)%(4)	$155,135
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2020 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
17

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the
18

investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
19

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

21

Notes
22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2101

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	January 27, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 27, 2021